Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	65	81	88
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 294	$ 1,043	$ 1,514
Income from discontinued operations, net of tax	4,852	396	659
Net income attributable to ABB	$ 5,146	$ 1,439	$ 2,173
Weighted-average number of shares outstanding (in shares)	2,111	2,133	2,132
Income from continuing operations, net of tax (in dollars per share)	$ 0.14	$ 0.49	$ 0.71
Income from discontinued operations, net of tax (in dollars per share)	2.30	0.19	0.31
Net income (in dollars per share)	$ 2.44	$ 0.67	$ 1.02
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 294	$ 1,043	$ 1,514
Income from discontinued operations, net of tax	4,852	396	659
Net income attributable to ABB	$ 5,146	$ 1,439	$ 2,173
Weighted-average number of shares outstanding (in shares)	2,111	2,133	2,132
Effect of dilutive securities:
Call options and shares	8	2	7
Adjusted weighted-average number of shares outstanding (in shares)	2,119	2,135	2,139
Income from discontinued operations, net of tax (in dollars per share)	$ 0.14	$ 0.49	$ 0.71
Income from discontinued operations, net of tax (in dollars per share)	2.29	0.19	0.31
Net income (in dollars per share)	$ 2.43	$ 0.67	$ 1.02